Newbuildings (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Newbuildings
Changes in drilling units for the periods presented in this report were as follows:

(In $ millions)
Opening balance as at January 1, 2018 (Predecessor)	248
Additions	1
Closing balance as at July 1, 2018 (Predecessor)	249
Fresh Start adjustments	(249)

Balance as at July 2, 2018, December 31, 2018 and December 31, 2019 (Successor)	—
Changes in drilling units for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
Opening balance as at January 1, 2018 (Predecessor)	17,335	(4,119)	13,216
Additions	117	—	117
Depreciation	—	(388)	(388)
Impairment	(414)	—	(414)
Closing balance as at July 1, 2018 (Predecessor)	17,038	(4,507)	12,531
Fresh Start adjustments	(10,241)	4,507	(5,734)

Opening balance as at July 2, 2018 (Successor)	6,797	—	6,797
Additions	93	—	93
Depreciation	—	(231)	(231)
Closing balance as at December 31, 2018 (Successor)	6,890	(231)	6,659
Additions	158	—	158
Depreciation	—	(416)	(416)
Closing balance as at December 31, 2019 (Successor)	7,048	(647)	6,401